Trade payables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current
Trade payables with related parties (Note 26)	$ 15	$ 0
Trade payable with suppliers	1,493	3,302
Total non-current trade payables	1,508	3,302
Current
Trade payables with suppliers	110,375	122,145
Trade payables with related parties (Note 26)	4,266	5,667
Total current trade payables	$ 114,641	$ 127,812